FINANCIAL INSTRUMENTS (Derivatives) (Details) - Not Designated as Hedging Instrument [Member] - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Derivative Asset, Gross		$ 13	$ 16
Derivative Asset, counterparty and cash collateral netting		(9)	(10)
Derivative Asset, net amounts included in the consolidated balance sheet		4	6
Derivative Liability, Gross		22	17
Derivative Liability, Counterparty and cash collateral netting		(9)	(10)
Derivative Liability, net amounts included in the consolidated balance sheet		13	7
Other Current Assets [Member] | Foreign Exchange Contract
Derivatives, Fair Value [Line Items]
Derivative Asset, Gross		13	16
Derivative Asset, counterparty and cash collateral netting	[1]	(9)	(10)
Derivative Asset, net amounts included in the consolidated balance sheet		4	6
Accrued and other current liabilities | Foreign Exchange Contract
Derivatives, Fair Value [Line Items]
Derivative Liability, Gross		22	17
Derivative Liability, Counterparty and cash collateral netting	[1]	(9)	(10)
Derivative Liability, net amounts included in the consolidated balance sheet		$ 13	$ 7

[1]	Counterparty and cash collateral amounts represent the estimated net settlement amount when applying netting and set-off rights included in master netting arrangements between the Company and its counterparties and the payable or receivable for cash collateral held or placed with the same counterparty.